Subsequent events - Investment in DHT Holdings Inc. (Details) - $ / shares	1 Months Ended		12 Months Ended
	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Mar. 21, 2025
Changes In Investments Other Than Investments Accounted For Using Equity Method
Disclosure of non-adjusting events after reporting period [line items]
Average price of shares sold (in USD per share)	$ 11.85
Equity investments | Changes In Investments Other Than Investments Accounted For Using Equity Method
Disclosure of non-adjusting events after reporting period [line items]
Number of shares owned in investment (in shares)				11,210,730
DHT Holdings, Inc. | Equity investments
Disclosure of non-adjusting events after reporting period [line items]
Weighted average share price (in USD per share)			$ 11.17
DHT Holdings, Inc. | Equity investments | Changes In Investments Other Than Investments Accounted For Using Equity Method
Disclosure of non-adjusting events after reporting period [line items]
Purchase of common shares of investment (in shares)		3,928,250
Weighted average share price (in USD per share)		$ 10.79
Sale of common shares of investment (in shares)	700,000
Proportion of ownership interests held by non-controlling interests		7.00%